Financial Risk Management - Disclosure of Financial Risk Management (Details) - NZD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Statement Line Items [Line Items]
Non-derivatives Borrowings	$ 18,900	$ 48,860
Non-derivatives Trade payables	6,250	10,407
Non-derivatives Total	25,150	59,267
Derivatives Gross future cash settlement on forward currency contracts - inflow
Derivatives Gross future cash settlement on forward currency contracts - (outflow)
Derivatives Total
0 - 30 Days [Member]
Statement Line Items [Line Items]
Non-derivatives Borrowings	48	2,052
Non-derivatives Trade payables	6,250	10,407
Non-derivatives Total	6,289	12,459
Derivatives Gross future cash settlement on forward currency contracts - inflow
Derivatives Gross future cash settlement on forward currency contracts - (outflow)
Derivatives Total
Between One Month and Three Months [Member]
Statement Line Items [Line Items]
Non-derivatives Borrowings	14,596	18,044
Non-derivatives Trade payables
Non-derivatives Total	14,596	18,044
Derivatives Gross future cash settlement on forward currency contracts - inflow
Derivatives Gross future cash settlement on forward currency contracts - (outflow)
Derivatives Total
Between Three Months and One Year [Member]
Statement Line Items [Line Items]
Non-derivatives Borrowings
Non-derivatives Trade payables
Non-derivatives Total
Derivatives Gross future cash settlement on forward currency contracts - inflow
Derivatives Gross future cash settlement on forward currency contracts - (outflow)
Derivatives Total
Between One Year and Five Years [Member]
Statement Line Items [Line Items]
Non-derivatives Borrowings	4,256	28,764
Non-derivatives Trade payables
Non-derivatives Total	4,256	28,764
Derivatives Gross future cash settlement on forward currency contracts - inflow
Derivatives Gross future cash settlement on forward currency contracts - (outflow)
Derivatives Total